[picture of mountain peaks]
Semiannual Report June 30, 2000


Oppenheimer
Convertible Securities Fund



[logo]
OppenheimerFunds(R)
The Right Way to Invest

REPORT HIGHLIGHTS


We helped limit the Fund's vulnerability to much of the volatility in the equity markets by relying on our long-term strategy.

The energy sector and select pharmaceutical companies were generally the strongest contributors to the Fund's performance.

The management team currently plans to maintain its focus on the wireless, technology and pharmaceuticals sectors.


     Contents

 1   President's Letter

 3   An Interview
     with Your Fund's
     Manager

 9   Financial
     Statements

33  Officers and Trustees




Cumulative
Total Returns*
For the 6-Month Period
Ended 6/30/00

Class A
Without       With
Sales Chg.    Sales Chg.
-------------------------
3.57%         -2.39%

Class B
Without       With
Sales Chg.    Sales Chg.
-------------------------
3.18%         -1.82%

Class C
Without       With
Sales Chg.    Sales Chg.
--------------------------
3.18%         2.18%

Class M
Without       With
Sales Chg.    Sales Chg.
--------------------------
3.31%         -0.05%



*See Notes on page 7 for further details.

PRESIDENT'S LETTER


[photo]
Bridget A. Macaskill
President
Oppenheimer
Convertible
Securities Fund




Dear Shareholder,

The 1990s, although not free of volatility, were distinguished by an overall bull market. In contrast, the year 2000 has been characterized so far as a relatively difficult investment environment with high levels of volatility.
   As we entered the year, a vital concern weighing on investors' minds was growing evidence of a trend toward higher inflation. While productivity improvements and various economic forces helped keep inflation low over the last decade, the year 2000 has seen upward pressure on wages and some prices. That's primarily because the U.S. economy has been growing at a vigorous pace, creating a labor shortage for businesses and high spending levels among consumers. In response, since the summer of 1999, the Federal Reserve Board raised short-term interest rates six times through June 30, 2000, in an attempt to forestall inflationary pressures.
   During that period, higher interest rates adversely affected many stocks and bonds. In a dramatic decline, previously high-flying technology stocks generally fell to more reasonable valuations. At the same time, long-neglected value stocks began to attract investor interest. The result: narrowing of the valuation gap between growth stocks and value stocks. Finally, in the bond market, higher interest rates caused prices of most fixed income securities to fall.
   At OppenheimerFunds, we were not surprised by these developments, many of which we anticipated in our recent letters to investors. What did concern us was that, prior to the April 2000 correction, we began to see disturbing signs that short-term trading was taking place not just in technology stocks, but also in mutual funds. Prudent investors will understand our concern: most stock and bond funds are carefully designed as long-term investments to help individuals and




1 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

PRESIDENT'S LETTER



families progress toward significant financial goals. In general, short-term trading is risky and may compromise a well planned financial strategy. It may also result in unforeseen adverse consequences, such as unnecessarily high tax bills.
   We continue to believe that maintaining a long-term perspective and practicing diversification are the fundamental drivers of consistent performance over time. These strategies have helped individual investors, as well as professional investors, weather declining markets and participate in rising ones. On the following pages, your portfolio manager discusses the long-term strategies and particular investment decisions that affected your fund during the reporting period.
   You can remain confident that our portfolio managers will continue to monitor areas of opportunity in the arenas in which your fund invests, as the effects of today's changing investment environment take hold. Knowing what's going on in the world's economies, markets and companies--and making investment decisions designed to try to take advantage of them over the long term--is central to what makes OppenheimerFunds The Right Way to Invest.

Sincerely,

/s/ Bridget A. Macaskill
Bridget A. Macaskill
July 24, 2000






These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict or depict performance of any particular fund. Specific discussion, as it applies to your Fund, is contained in the pages that follow. Stocks and bonds have different types of investment risks; stocks are subject to market volatility and bonds are subject to credit and interest rate risks.


2 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER



[photo]
Portfolio Management
Team (l to r)
Robert Young
Edward Everett
(Portfolio Manager)


Q How did the Fund perform during the six-month period that ended
June 30, 2000?

A. Although the portfolio certainly felt the effects of the markets' volatility, we helped dampen some of those repercussions by selectively investing in companies with what we believed were strong economic fundamentals and keeping a close eye on securities with high valuations.

How did you accomplish this?
We are always seeking convertible bonds of companies that we believe are fundamentally sound (in terms of operations and earnings outlook, for example) but whose stock prices are otherwise undervalued. When we identify bonds that are trading at a discount, or below par, we tend to be a bit more aggressive in adding them to the portfolio. Also, when a bond's yield far exceeds the dividend of its underlying common stock, we believe it may represent an opportunity to add to the Fund's income and total return potential.

   Conversely, as a way of helping to limit volatility, we typically sell or reduce our positions in convertible bonds that are trading significantly above par. This is a vital facet of our strategy: These convertibles tend to be more volatile, since they're generally more sensitive to the price movements of their underlying stocks than are convertibles selling at or under par.

   Historically, these two tactics have successfully helped enable us to limit the volatility of the fund and keep the equity sensitivity of the portfolio within a targeted range. In addition, when the market is experiencing extreme ups and downs, as it has over the past six months, the convertibles that tend to be most volatile represent an increasingly smaller component of the portfolio.


3 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER



Which sectors affected the Fund's performance most significantly?
Our holdings in the energy sector contributed most significantly to the Fund's good performance. Whether employed in oil drilling, exploration or production, many companies associated with oil--and more generally, energy--have benefited from the recent strength in energy prices.

   In addition, the stocks of many pharmaceutical companies have performed well since January. This is a turnaround from last year, during which pharmaceutical companies had a very tough time as growth investors abandoned this sector to seek returns in technology- and Internet-related businesses. An observation relative to our strategy is that we believe that the fundamentals for these companies remain generally solid. Another important trend is investors' response to the volatility we've seen this year, and consequent valuation adjustments of many "new economy" companies to more realistic levels. Many growth investors are rediscovering the pharmaceutical sector, which is still experiencing healthy growth, and which, for some time now, we believe has had reasonable valuations.

   Within the broad spectrum of the technology sector, although subject to widespread volatility, some subsectors have continued to produce strong returns. Semiconductors, for example, have contributed positively to the Fund's performance since the beginning of the year, but some of these companies' stocks have dropped considerably in price relative to their previous highs. In contrast, the portfolio's convertible bonds issued by companies in the wireless sector continue to perform positively, due to strong growth potential and the variety of new services these companies are starting to offer, such as Internet access and expanded data services.


[callout]
"We will continue to focus on industries and companies that we believe represent good long-term oppportunities, such as wireless communications."



4 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

   Overall, the portfolio's holdings in the telecommunications sector detracted from the Fund's performance during this reporting period, despite a very strong year in 1999. Similarly, retail has been particularly weak in the last two months, as consumer spending has cooled, and as interest rates and mortgage rates have risen.

How are you positioning the portfolio, moving forward?
We will remain focused on industries and companies that we believe fundamentally represent good long-term opportunities. Currently, in our opinion, such companies include certain wireless-communications companies, as well as select companies in healthcare, pharmaceuticals and biotechnology. We will continue to seek securities that we believe are likely to provide a reasonable rate of return over time, regardless of what happens in the markets. Remaining true to our investment discipline of seeking solid returns at good value while striving to minimize volatility is, we believe, what helps make Oppenheimer Convertible Securities Fund The Right Way to Invest.

Average Annual
Total Returns
For the Periods Ended 6/30/00(1)

Class A        Since
1-Year  5-Year Inception
------------------------
11.27%  12.36% 13.17%

Class B        Since
1-Year  5-Year Inception
------------------------
12.17%  12.61% 13.51%

Class C        Since
1-Year  5-Year Inception
------------------------
16.21%  N/A    12.46%

Class M        Since
1-Year  5-Year Inception
------------------------
13.68%  12.42% 14.31%

1. See Notes on page 7 for further details.




5 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Top Convertible Bond Sectors(3)
 ...........................................................
Technology                                            20.4%
 ...........................................................
Communication Services                                10.2
 ...........................................................
Healthcare                                             8.5
 ...........................................................
Capital Goods                                          4.8
 ...........................................................
Consumer Cyclicals                                     4.0
 ...........................................................
Energy                                                 3.3
 ...........................................................
Consumer Staples                                       3.1
 ...........................................................
Financial                                              2.1
 ...........................................................
Utilities                                              0.9


Top Five Holdings By Issuer(2)
 ...........................................................
Treasury Repo                                         10.5%
 ...........................................................
AT&T Corp./Liberty Media Group                         2.8
 ...........................................................
Roche Holdings, Inc.                                   2.2
 ...........................................................
Nextel Communications, Inc.                            2.1
 ...........................................................
Hewlett-Packard Co.                                    1.9



Portfolio Allocation(2)


[pie chart]
Convertible
Corporate         57.0%
Preferred
Stocks            26.6
Cash
Equivalents       10.5
Structured
Instruments        4.2
Common
Stocks             1.7

2. Portfolio is subject to change. Percentages are as of June 30, 2000, and are based on total market value of investments.
3. Portfolio is subject to change. Percentages are as of June 30, 2000, and are based on net assets.



6 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES

In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term changes. For quarterly updates on the Fund's performance, please contact your financial advisor, call us at 1.800.525.7048 or visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not show the effects of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Class A shares were first publicly offered on 5/1/95. The Fund's maximum sales charge for Class A shares was lower prior to 3/11/96, so actual performance may have been higher. Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 5/1/95. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 3/11/96. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class M shares of the Fund were first publicly offered on 6/3/86. Class M returns include the current maximum initial sales charge of 3.25%. Prior to March 11, 1996, Class M shares were designated as Class A shares. Class M shares are subject to an annual 0.50% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.



7 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

Financials



8 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS June 30, 2000 / Unaudited


                                                                         Principal   Market Value
                                                                            Amount     See Note 1
=================================================================================================
 Convertible Corporate Bonds and Notes--57.2%
-------------------------------------------------------------------------------------------------
 Capital Goods--4.8%
-------------------------------------------------------------------------------------------------
 Aerospace/Defense--0.4%
 Orbital Sciences Corp., 5% Cv. Unsec. Sub. Nts., 10/1/02              $ 6,000,000    $ 4,057,500
-------------------------------------------------------------------------------------------------
 Electrical Equipment--0.8%
 Commscope, Inc., 4% Cv. Nts., 12/15/06(1)                               7,000,000      7,656,250
-------------------------------------------------------------------------------------------------
 Industrial Services--2.3%
 Cendant Corp., 3% Cv. Sub. Nts., 2/15/02                                5,000,000      4,550,000
-------------------------------------------------------------------------------------------------
 Danka Business Systems plc, 6.75% Cv. Sub. Nts., 4/1/02                 4,000,000      2,740,000
-------------------------------------------------------------------------------------------------
 EMCOR Group, Inc., 5.75% Cv. Sub. Nts., 4/1/05                          3,000,000      2,925,000
-------------------------------------------------------------------------------------------------
 Getty Images, Inc., 5% Cv. Sub. Nts., 3/15/07(1)                        5,000,000      4,137,500
-------------------------------------------------------------------------------------------------
 Mail-Well, Inc., 5% Cv. Nts., 11/1/02                                   5,000,000      4,150,000
-------------------------------------------------------------------------------------------------
 Mansur Industries, Inc., 8.25% Cv. Sub. Nts., 2/18/03(2)                4,701,972      4,090,716
                                                                                     ------------
                                                                                       22,593,216


-------------------------------------------------------------------------------------------------
 Manufacturing--1.3%
 Hexcel Corp., 7% Cv. Unsec. Sub. Nts., 8/1/03                           3,000,000      2,595,000
-------------------------------------------------------------------------------------------------
 Mark IV Industries, Inc., 4.75% Cv. Sub. Nts., 11/1/04                  7,000,000      6,501,250
-------------------------------------------------------------------------------------------------
 Robbins & Myers, Inc., 6.50% Cv. Unsec. Nts., 9/1/03                    3,500,000      3,390,625
                                                                                     ------------
                                                                                       12,486,875


-------------------------------------------------------------------------------------------------
 Communication Services--10.2%
-------------------------------------------------------------------------------------------------
 Telecommunications: Long Distance--4.1%
 Exodus Communications, Inc., 4.75% Cv. Nts., 7/15/08(1)                 4,000,000      5,855,000
-------------------------------------------------------------------------------------------------
 Global Telesystems, Inc., 5.75% Cv. Nts., 7/1/10                        6,000,000      3,480,000
-------------------------------------------------------------------------------------------------
 Level 3 Communications, Inc., 6% Cv. Unsec. Sub. Nts., 3/15/10         15,000,000     13,631,250
-------------------------------------------------------------------------------------------------
 NTL, Inc., 5.75% Cv. Nts., 12/15/09(1)                                 10,000,000      7,987,500
-------------------------------------------------------------------------------------------------
 Telefonos de Mexico SA, 4.25% Cv. Sr. Nts., 6/15/04                     4,000,000      5,380,000
-------------------------------------------------------------------------------------------------
 World Access, Inc., 4.50% Cv. Unsec. Sub. Nts., 10/1/02                 5,000,000      3,662,500
                                                                                     ------------
                                                                                       39,996,250


-------------------------------------------------------------------------------------------------
 Telecommunications: Wireless--6.1%
 American Tower Corp., 5% Cv. Nts., 2/15/10(1)                           7,000,000      7,113,750
-------------------------------------------------------------------------------------------------
 AT&T Corp./Liberty Media Group, 3.75% Cv. Nts., 5/15/30(1)             25,000,000      27,156,25
-------------------------------------------------------------------------------------------------
 Gilat Satellite Networks Ltd., 4.25% Cv. Sub. Nts., 3/15/05(1)          7,000,000      4,821,250
-------------------------------------------------------------------------------------------------
 Nextel Communications, Inc., 5.25% Cv. Sr. Nts., 1/15/10(1)            20,000,000      20,475,00
                                                                                     ------------
                                                                                       59,566,250


-------------------------------------------------------------------------------------------------
 Consumer Cyclicals--4.0%
-------------------------------------------------------------------------------------------------
 Autos & Housing--1.1%
 Magna International, Inc., 5% Cv. Sub. Debs., 10/15/02                  6,500,000      6,581,250
-------------------------------------------------------------------------------------------------
 MascoTech, Inc., 4.50% Cv. Sub. Debs., 12/15/03                         5,000,000      3,750,000
                                                                                     ------------
                                                                                       10,331,250


9 | OPPENHEIMER CONVERTIBLE SECURITIES FUND


STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                         Principal   Market Value
                                                                            Amount     See Note 1
-------------------------------------------------------------------------------------------------
 Media--2.2%
 Interpublic Group of Cos., Inc., 1.87% Cv. Unsec. Nts., 6/1/06        $ 8,000,000    $ 7,760,000
-------------------------------------------------------------------------------------------------
 Omnicom Group, Inc., 2.25% Cv. Unsec. Nts., 1/6/13                      3,500,000      6,479,375
-------------------------------------------------------------------------------------------------
 Young & Rubicam, Inc., 3% Cv. Nts., 1/15/05(1)                          7,000,000      7,131,250
                                                                                     ------------
                                                                                       21,370,625


-------------------------------------------------------------------------------------------------
 Retail: Specialty--0.7%
 Amazon.com, Inc.:
 4.75% Cv. Sub. Debs., 2/1/09                                            3,000,000      1,901,250
 4.75% Cv. Sub. Debs., 2/1/09(1)                                         5,000,000      3,168,750
-------------------------------------------------------------------------------------------------
 Central Garden & Pet Co., 6% Cv. Nts., 11/15/03                         3,000,000      2,036,250
                                                                                     ------------
                                                                                        7,106,250


-------------------------------------------------------------------------------------------------
 Consumer Staples--3.1%
-------------------------------------------------------------------------------------------------
 Broadcasting--2.7%
 Clear Channel Communications, Inc.:
 1.50% Cv. Nts., 12/1/02                                                 6,000,000      5,880,000
 2.625% Cv. Sr. Nts., 4/1/03                                             7,000,000      9,073,750
-------------------------------------------------------------------------------------------------
 Echostar Communications Corp., 4.875% Cv. Nts., 1/1/07(1)              12,000,000     11,430,000
                                                                                     ------------
                                                                                       26,383,750


-------------------------------------------------------------------------------------------------
 Food & Drug Retailers--0.4%
 Costco Cos., Inc., Zero Coupon Cv. Sub. Nts., 1.93%, 8/19/17(3)         4,000,000      3,295,000


-------------------------------------------------------------------------------------------------
 Energy--3.3%
-------------------------------------------------------------------------------------------------
 Energy Services--2.0%
 Diamond Offshore Drilling, Inc., 3.75% Cv. Unsec. Sub. Nts., 2/15/07    4,000,000      4,170,000
-------------------------------------------------------------------------------------------------
 Nabors Industries, Inc., Zero Coupon Cv. Sr. Debs.,
 2.50%, 6/20/20(1,3)                                                     8,500,000      5,195,625
-------------------------------------------------------------------------------------------------
 Pride International, Inc., Zero Coupon Cv. Sub. Debs., 6.16%,
 6.16%, 4/24/18(3)                                                      15,000,000      6,168,750
-------------------------------------------------------------------------------------------------
 Transocean Sedco Forex, Inc., Zero Coupon Cv. Sr. Unsec. Debs.,
 2.75%, 5/24/20(3)                                                      7,000,000      4,200,000
                                                                                     ------------
                                                                                       19,734,375


-------------------------------------------------------------------------------------------------
 Oil: Domestic--1.3%
 Devon Energy Corp., 4.95% Cv. Sr. Unsec. Debs., 8/15/08
 (cv. into common stock of Chevron Corp.)                                8,000,000      7,670,000
-------------------------------------------------------------------------------------------------
 Kerr-McGee Corp., 5.25% Cv. Unsec. Sub. Nts., 2/15/10                   4,000,000      4,625,000
                                                                                     ------------
                                                                                       12,295,000


10 | OPPENHEIMER CONVERTIBLE SECURITIES FUND


                                                                         Principal   Market Value
                                                                            Amount     See Note 1
-------------------------------------------------------------------------------------------------
 Financial--2.0%
-------------------------------------------------------------------------------------------------
 Diversified Financial--2.0%
 Ameritrade Holding Corp.:
 5.75% Cv. Nts., 8/1/04(1)                                             $ 2,000,000    $ 1,215,000
 5.75% Cv. Nts., 8/1/04                                                  4,000,000      2,430,000
-------------------------------------------------------------------------------------------------
 Bell Atlantic Financial Services Corp.:
 4.25% Sr. Exchangeable Nts., 9/15/05 (exchangeable for shares
 of Cable & Wireless Communications, Inc. or cash)(1)                    3,000,000      3,907,500
 5.75% Cv. Sr. Unsec. Nts., 4/1/03 (cv. into common stock of
 Telecom Corp. of New Zealand)(1)                                        5,000,000      4,887,500
-------------------------------------------------------------------------------------------------
 Phoenix Investment Partners Corp., 6% Cv. Unsec. Sub. Debs., 11/1/15    5,817,500      7,562,750
                                                                                     ------------
                                                                                       20,002,750


-------------------------------------------------------------------------------------------------
 Healthcare--8.5%
-------------------------------------------------------------------------------------------------
 Healthcare/Drugs--8.5%
 Affymetrix, Inc., 4.75% Cv. Sub. Nts., 2/15/07(1)                      10,000,000      7,825,000
-------------------------------------------------------------------------------------------------
 Alkermes, Inc., 3.75% Cv. Sub. Nts., 2/15/07                            5,000,000      4,200,000
-------------------------------------------------------------------------------------------------
 ALZA Corp., Zero Coupon Cv. Nts., 5.37%, 7/14/14(3)                    10,000,000      7,875,000
-------------------------------------------------------------------------------------------------
 Athena Neurosciences, Inc., 4.75% Gtd. Cv. Nts., 11/15/04               8,000,000     11,260,000
-------------------------------------------------------------------------------------------------
 Centocor, Inc., 4.75% Cv. Unsec. Sub. Debs., 2/15/05 (cv. into
 common stock of Johnson & Johnson)                                     10,000,000     13,537,500
-------------------------------------------------------------------------------------------------
 Human Genome Sciences, Inc., 3.75% Cv. Unsec. Sub., Nts., 3/15/07(1)    7,000,000      5,818,750
-------------------------------------------------------------------------------------------------
 Millennium Pharmaceuticals, Inc., 5.50% Cv. Sub. Nts., 1/15/07(1)       3,000,000      4,473,750
-------------------------------------------------------------------------------------------------
 Roche Holdings, Inc., Zero Coupon Cv. Liquid Yield Option Nts.:
 2.23%, 1/19/15 (cv. into common stock of Genentech, Inc.)(1,3)         15,000,000     13,875,000
 4.78%, 4/20/10(1,3)                                                    15,000,000      7,893,750
-------------------------------------------------------------------------------------------------
 Sepracor, Inc., 5% Cv. Sub. Nts., 2/15/07(1)                            4,000,000      5,875,000
                                                                                     ------------
                                                                                       82,633,750


-------------------------------------------------------------------------------------------------
 Technology--20.4%
-------------------------------------------------------------------------------------------------
 Communications Equipment--1.2%
 DSC Communications Corp., 7% Cv. Unsec. Sub. Nts., 8/1/04               6,000,000      6,862,500
-------------------------------------------------------------------------------------------------
 Efficient Networks, Inc., 5% Cv. Unsec. Sub. Nts., 3/15/05(1)           6,000,000      4,500,000
                                                                                     ------------
                                                                                       11,362,500


-------------------------------------------------------------------------------------------------
 Computer Hardware--3.8%
 Adaptec, Inc., 4.75% Cv. Sub. Nts., 2/1/04                              8,000,000      6,750,000
-------------------------------------------------------------------------------------------------
 Hewlett-Packard Co., Zero Coupon Cv. Sr. Liquid Yield
 Option Nts., 2.42%, 10/14/17(3)                                        20,000,000     19,000,000
-------------------------------------------------------------------------------------------------
 Juniper Networks, Inc., 4.75% Cv. Unsec. Sub. Nts., 3/15/07            10,000,000     11,100,000
                                                                                     ------------
                                                                                       36,850,000


-------------------------------------------------------------------------------------------------
 Computer Services--1.5%
 Checkfree Holdings Corp., 6.50% Cv. Nts., 12/1/06(1)                    5,000,000      4,825,000
-------------------------------------------------------------------------------------------------
 Internet Capital Group, Inc., 5.50% Cv. Nts., 12/21/04                  8,000,000      5,280,000
-------------------------------------------------------------------------------------------------
 Safeguard Scientifics, Inc., 5% Cv. Unsec. Sub. Nts., 6/15/06           3,000,000      4,601,250
                                                                                     ------------
                                                                                       14,706,250


11 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                         Principal   Market Value
                                                                            Amount     See Note 1
-------------------------------------------------------------------------------------------------
 Computer Software--5.3%
 Aspen Technology, Inc., 5.25% Cv. Unsec. Nts., 6/15/05                $ 4,500,000   $  4,393,125
-------------------------------------------------------------------------------------------------
 BEA Systems, Inc., 4% Cv. Nts., 12/15/06(1)                             4,000,000      6,280,000
-------------------------------------------------------------------------------------------------
 Excite@Home, 4.75% Cv. Sr. Nts., 12/15/06(1)                            8,500,000      6,013,750
-------------------------------------------------------------------------------------------------
 I2 Technologies, Inc., 5.25% Cv. Sub. Nts., 12/15/06                    2,000,000      3,085,000
-------------------------------------------------------------------------------------------------
 Mercury Interactive Corp., 4.75% Cv. Nts., 7/1/07(1)                    3,000,000      3,234,375
-------------------------------------------------------------------------------------------------
 Network Associates, Inc., Zero Coupon Cv. Unsec. Sub. Debs.,
 6.37%, 2/13/18(3)                                                      20,000,000      7,125,000
-------------------------------------------------------------------------------------------------
 Rational Software Corp., 5% Cv. Sub. Nts., 2/1/07(1)                    6,000,000      8,782,500
-------------------------------------------------------------------------------------------------
 Redback Networks, Inc., 5% Cv. Bonds, 4/1/07(1)                         6,000,000      6,810,000
-------------------------------------------------------------------------------------------------
 Tecnomatix Technologies Ltd., 5.25% Cv. Sub. Nts., 8/15/04              5,000,000      3,281,250
-------------------------------------------------------------------------------------------------
 Veritas Software Corp., 1.856% Cv. Unsec. Nts., 8/13/06                 1,000,000      3,155,000
                                                                                     ------------
                                                                                       52,160,000


-------------------------------------------------------------------------------------------------
 Electronics--8.6%
-------------------------------------------------------------------------------------------------
 Amkor Technologies, Inc., 5% Cv. Nts., 3/15/07(1)                       5,000,000      4,556,250
-------------------------------------------------------------------------------------------------
 ASM Lithography Holding NV, 4.25% Cv. Nts., 11/30/04(1)                 5,000,000      6,687,500
-------------------------------------------------------------------------------------------------
 Cirrus Logic, Inc., 6% Cv. Unsec. Sub. Nts., 12/15/03                   5,000,000      4,437,500
-------------------------------------------------------------------------------------------------
 Conexant Systems, Inc., 4% Cv. Sub. Nts., 2/1/07(1)                    10,000,000      7,875,000
-------------------------------------------------------------------------------------------------
 Cypress Semiconductor Corp., 3.75% Cv. Bonds, 7/1/05                    6,000,000      5,872,500
-------------------------------------------------------------------------------------------------
 Lam Research Corp., 5% Cv. Sub. Nts., 9/1/02                            3,000,000      4,076,250
-------------------------------------------------------------------------------------------------
 LSI Logic Corp., 4% Cv. Unsec. Sub. Nts., 2/15/05                       6,000,000      6,337,500
-------------------------------------------------------------------------------------------------
 Sanmina Corp., 4.25% Cv. Unsec. Nts., 5/1/04                            2,000,000      4,037,500
-------------------------------------------------------------------------------------------------
 SCI Systems, Inc., 3% Cv. Sub. Nts., 3/15/07                            5,000,000      4,900,000
-------------------------------------------------------------------------------------------------
 Semtech Corp., 4.50% Cv. Sub. Nts., 2/1/07(1)                           5,000,000      5,462,500
-------------------------------------------------------------------------------------------------
 Solectron Corp., Zero Coupon Cv. Liquid Yield Option Nts.,
 2.81%, 5/8/20(3)                                                       16,000,000     10,160,000
-------------------------------------------------------------------------------------------------
 Thermo Instrument Systems, Inc., 4% Cv. Gtd. Nts.,
 Series RG, 1/15/05                                                     11,999,999     10,365,000
-------------------------------------------------------------------------------------------------
 Vitesse Semiconductor Corp., 4% Cv. Sub. Nts., 3/15/05(1)               9,000,000      8,347,500
                                                                                     ------------
                                                                                       83,115,000


-------------------------------------------------------------------------------------------------
 Utilities--0.9%
-------------------------------------------------------------------------------------------------
 Electric Utilities--0.9%
 AES Corp. (The), 4.50% Cv. Jr. Sub. Nts., 8/15/05                       5,000,000      8,756,250
                                                                                     ------------
 Total Convertible Corporate Bonds and Notes (Cost $534,937,963)                      556,459,091


                                                                            Shares
=================================================================================================
 Preferred Stocks--26.7%
-------------------------------------------------------------------------------------------------
 Basic Materials--0.5%
-------------------------------------------------------------------------------------------------
 Paper--0.5%
 International Paper Capital Trust, 5.25% Cum. Cv., Non-Vtg.
 (cv. into common stock of International Paper Co.)                        140,000      5,267,500


12 | OPPENHEIMER CONVERTIBLE SECURITIES FUND



                                                                                     Market Value
                                                                            Shares     See Note 1
-------------------------------------------------------------------------------------------------
 Capital Goods--2.4%
-------------------------------------------------------------------------------------------------
 Aerospace/Defense--0.4%
 Coltec Capital Trust, 5.25% Cv.                                           100,000    $ 4,012,500
-------------------------------------------------------------------------------------------------
 Industrial Services--0.4%
 Sensormatic Electronics Corp.:
 6.50% Cv.(1)                                                              150,000      3,562,500
 6.50% Cv., Non-Vtg.                                                        25,000        593,750
                                                                                     ------------
                                                                                        4,156,250

-------------------------------------------------------------------------------------------------
 Manufacturing--1.6%
 Ingersoll-Rand Co., 6.75% Cv., Non-Vtg.                                   250,000      5,093,750
-------------------------------------------------------------------------------------------------
 Sealed Air Corp., $2.00 Cv., Series A                                     200,000     10,125,000
                                                                                     ------------
                                                                                       15,218,750


-------------------------------------------------------------------------------------------------
 Communication Services--5.2%
-------------------------------------------------------------------------------------------------
 Telecommunications: Long Distance--1.9%
 Global Crossing Ltd., 6.75% Cv.                                            35,000      7,717,500
-------------------------------------------------------------------------------------------------
 Intermedia Communications, Inc., 7% Cv.                                   155,000      3,448,750
-------------------------------------------------------------------------------------------------
 Qwest Trends Trust, 5.75% Cv.(1)                                           90,000      7,323,750
                                                                                     ------------
                                                                                       18,490,000


-------------------------------------------------------------------------------------------------
 Telecommunications: Wireless--1.0%
-------------------------------------------------------------------------------------------------
 MediaOne Group, Inc.:
 6.25% Cv. Premium Income Exchangeable Securities
 (exchangeable for Vodafone Airtouch plc)                                   30,000      2,698,125
 7% Cv. Premium Income Exchangeable Securities
 (exchangeable for Vodafone Airtouch plc)                                  170,000      6,885,000
                                                                                     ------------
                                                                                        9,583,125


-------------------------------------------------------------------------------------------------
 Telephone Utilities--2.3%
 Alliant Energy Resources, Inc., 7.25% Cv.(1)                              100,000      6,975,000
-------------------------------------------------------------------------------------------------
 BroadWing, Inc., 6.75% Cv., Series B                                      130,000      6,110,000
-------------------------------------------------------------------------------------------------
 DECS Trust IV, 6.25% Cv. (exchangeable for common stock of
 Metromedia Fiber Network, Inc., Cl. A)                                     80,000      5,490,000
-------------------------------------------------------------------------------------------------
 Winstar Communications, Inc., 7% Cv. Cum., Series D, Non-Vtg.              70,000      3,955,000
                                                                                     ------------
                                                                                       22,530,000


-------------------------------------------------------------------------------------------------
 Consumer Cyclicals--3.1%
-------------------------------------------------------------------------------------------------
 Consumer Services--1.3%
 Cox Communications, Inc., 7% Cv. Preferred Redeemable Increased
 Dividend Equity Securities, Non-Vtg.                                      160,000      9,830,000
-------------------------------------------------------------------------------------------------
 XM Satellite Radio Holdings, Inc., 8.25% Cum. Cv., Series B                50,000      2,756,250
                                                                                     ------------
                                                                                       12,586,250


-------------------------------------------------------------------------------------------------
 Media--1.8%
 Tribune Co., 2% Unsec. Exchangeable Nts., 5/15/29 (exchangeable
 for shares of America Online, Inc.)                                       150,000     17,662,500


13 | OPPENHEIMER CONVERTIBLE SECURITIES FUND


STATEMENT OF INVESTMENTS Unaudited / Continued

                                                                                     Market Value
                                                                            Shares     See Note 1
-------------------------------------------------------------------------------------------------
 Consumer Staples--3.8%
-------------------------------------------------------------------------------------------------
 Entertainment--0.9%
 Seagram Co. Ltd. (The), 7.50% Automatic Common Exchangeable
 Securities                                                                160,000    $ 8,600,000
-------------------------------------------------------------------------------------------------
 Food--0.6%
 Suiza Capital Trust II/Suiza Foods Corp., 5.50% Cv. Cum., Non-Vtg.        150,000      5,700,000
-------------------------------------------------------------------------------------------------
 Food & Drug Retailers--1.2%
 CVS Corp. Automatic Common Exchange Security Trust,
 6% Cv. Trust Automatic Common Exchange Securities                          70,000      4,956,875
-------------------------------------------------------------------------------------------------
 IFT Financial Group, Inc., 6.50% Cum. Cv.                                 160,000      7,140,000
                                                                                     ------------
                                                                                       12,096,875


-------------------------------------------------------------------------------------------------
 Household Goods--1.1%
 Estee Lauder Automatic Common Exchange Security Trust II,
 $6.25 Cv. Trust Automatic Common Exchange Securities, Non-Vtg.
 (exchangeable for common stock of Estee Lauder Cos., Cl. A)                60,000      5,407,500
-------------------------------------------------------------------------------------------------
 Newell Financial Trust I, 5.25% Cv. Quarterly Income Preferred
 Securities, Non-Vtg.                                                      150,000      5,643,750
                                                                                     ------------
                                                                                       11,051,250


-------------------------------------------------------------------------------------------------
 Energy--1.5%
-------------------------------------------------------------------------------------------------
 Energy Services--0.5%
 Weatherford International, Inc., 5% Cv.                                   100,000      4,537,500
-------------------------------------------------------------------------------------------------
 Oil: Domestic--1.0%
 Apache Corp., 6.50% Cv. Automatic Common Exchange Securities              100,000      5,175,000
-------------------------------------------------------------------------------------------------
 Kerr-McGee Corp., 5.50% Cv. Unsec. Debt Exchangeable for Common
 Stock, 8/2/04                                                             100,000      4,975,000
                                                                                     ------------
                                                                                       10,150,000


-------------------------------------------------------------------------------------------------
 Financial--6.5%
-------------------------------------------------------------------------------------------------
 Banks--0.9%
 National Australia Bank Ltd., ExCaps (each ExCap consists of $25 principal amount of 7.875% Perpetual Capital Security and a purchase contract
 entitling the holder to exchange ExCaps for ordinary shares)(4)           297,900      8,434,294
-------------------------------------------------------------------------------------------------
 Diversified Financial--1.1%
 Lehman Brothers Holdings, Inc., 5% Cum. Cv., Series B                     150,000      5,306,250
-------------------------------------------------------------------------------------------------
 Wendy's Financing I, $2.50 Term Convertible Securities, Series A,
 9/15/26 (cv. into common stock of Wendy's International, Inc.)            100,000      4,500,000
                                                                                     ------------
                                                                                        9,806,250


-------------------------------------------------------------------------------------------------
 Insurance--1.8%
 ACE Ltd., 8.25% Cv. Preferred Redeemable Increased Dividend Equity
 Securities, Non-Vtg.                                                      110,000      6,881,875
-------------------------------------------------------------------------------------------------
 MetLife Capital Trust I, 8% Cv.(5)                                        150,000     10,378,125
                                                                                     ------------
                                                                                       17,260,000


-------------------------------------------------------------------------------------------------
 Real Estate Investment Trusts--2.2%
 Equity Residential Properties Trust, 7.25% Cv., Series G                  325,000      7,312,500


14 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

                                                                                     Market Value
                                                                            Shares     See Note 1
-------------------------------------------------------------------------------------------------
 Real Estate Investment Trusts  Continued
 General Growth Properties, Inc., 7.25% Cv. Preferred Income Equity
 Redeemable Stock                                                          300,000    $ 6,525,000
-------------------------------------------------------------------------------------------------
 Vornado Realty Trust, 6.50% Cv., Series A                                 150,000      7,771,875
                                                                                     ------------
                                                                                       21,609,375


-------------------------------------------------------------------------------------------------
 Savings & Loans--0.5%
 Sovereign Capital Trust II, 7.50% Cv. Preferred Income Equity Redeemable
 Stock, Units (each unit consists of one preferred plus one warrant to
 purchase 5.3355 shares of Sovereign Bancorp common stock)(4)              100,000      4,900,000
-------------------------------------------------------------------------------------------------
 Healthcare--1.5%
-------------------------------------------------------------------------------------------------
 Healthcare/Drugs--1.5%
 Biovail Corp., 6.75% Cv.                                                  100,000      5,412,500
-------------------------------------------------------------------------------------------------
 Monsanto Co., 6.50% Cv. Adjustable Conversion-rate Equity Security        200,000      9,050,000
                                                                                     ------------
                                                                                       14,462,500


-------------------------------------------------------------------------------------------------
 Transportation--0.8%
-------------------------------------------------------------------------------------------------
 Railroads & Truckers--0.8%
 Union Pacific Capital Trust, 6.25% Cum. Term Income Deferrable Equity
 Securities, Non-Vtg.                                                      200,000      7,725,000
-------------------------------------------------------------------------------------------------
 Utilities--1.4%
-------------------------------------------------------------------------------------------------
 Electric Utilities--0.4%
 Calpine Capital Trust II, 5.50% Cv.(1)                                     60,000      4,297,500
-------------------------------------------------------------------------------------------------
 Gas Utilities--1.0%
-------------------------------------------------------------------------------------------------
 El Paso Energy Corp. Capital Trust I, 4.75% Cv.                           150,000      9,656,250
                                                                                     ------------
 Total Preferred Stocks (Cost $246,664,392)                                           259,793,669


=================================================================================================
 Common Stocks--1.7%
 American Home Products Corp.                                               40,080      2,354,700
-------------------------------------------------------------------------------------------------
 Citigroup, Inc.                                                           100,000      6,025,000
-------------------------------------------------------------------------------------------------
 Danskin, Inc.(5,6)                                                      2,990,710      1,241,144
-------------------------------------------------------------------------------------------------
 Danskin, Inc. Restricted Common Shares(2,5,6)                           2,015,119        519,901
-------------------------------------------------------------------------------------------------
 Hudson Hotels Corp.(2,5,6)                                              1,666,667      1,406,250
-------------------------------------------------------------------------------------------------
 Intermedia Communications, Inc.(5)                                          2,033         60,482
-------------------------------------------------------------------------------------------------
 Learn2.com, Inc.(2,5)                                                      35,704         70,292
-------------------------------------------------------------------------------------------------
 News Corp. Ltd. (The), Sponsored ADR, Preference                          110,000      5,225,000
-------------------------------------------------------------------------------------------------
 Sensormatic Electronics Corp.(5)                                            4,348         68,753
                                                                                     ------------
 Total Common Stocks (Cost $14,297,878)                                                16,971,522


                                                                           Units
=================================================================================================
 Rights, Warrants and Certificates--0.0%
 Cash Invested in a Portion of Danskin, Inc.'s $3 Million Promissory
 Nts., to be used to purchase 53,3090 restricted common shares in rights
 offering(2,6)                                                              53,309         15,993
-------------------------------------------------------------------------------------------------
 Danskin, Inc. Wts., Exp. 10/8/04(2,6)                                     367,801         14,712
-------------------------------------------------------------------------------------------------
 Submicron Systems Corp. Wts., Exp. 1/15/01(2)                              27,000             --
                                                                                     ------------
 Total Rights, Warrants and Certificates (Cost $15,993)                                    30,705


15 | OPPENHEIMER CONVERTIBLE SECURITIES FUND


STATEMENT OF INVESTMENTS Unaudited / Continued


                                                                         Principal   Market Value
                                                                            Amount     See Note 1
=================================================================================================
 Structured Instruments--4.3%
-------------------------------------------------------------------------------------------------
 Bank of America NA, Lucent Market Indexed Deposits, 6%, 2/9/02       $ 10,000,000  $  10,411,670
-------------------------------------------------------------------------------------------------
 Deutsche Bank AG/AT&T Corp. Linked Nts., 3.10%, 11/5/02(2)              8,000,000      9,180,000
-------------------------------------------------------------------------------------------------
 J.P. Morgan & Co., Inc. Mandatory Exchangeable Debt Securities,
 5%, 7/21/00 (exchangeable into Ethan Allen common stock)               14,060,000      5,140,336
-------------------------------------------------------------------------------------------------
 Lehman Brothers Holdings, Inc., 0.25% Ten Uncommon Values Index
 Linked Nts., 7/8/03                                                     8,000,000      8,060,000
 -------------------------------------------------------------------------------------------------
 NationsBank NA/The Boeing Co. BA Enhanced Yield Equity-
 Linked Certificates of Deposits, 5%, 7/15/00                           10,000,000      8,716,930
                                                                                     ------------
 Total Structured Instruments (Cost $43,000,053)                                       41,508,936


=================================================================================================
 Repurchase Agreements--10.5%
 Repurchase agreement with Deutsche Bank Securities Inc., 6.55%, dated 6/30/00, to be repurchased at $102,283,799 on 7/3/00, collateralized by U.S. Treasury Bonds, 6%-8.50%, 2/15/20-2/15/26,
 with a value of $104,518,966 (Cost $102,228,000)                      102,228,000    102,228,000
-------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $941,144,279)                             100.4%   976,991,923
-------------------------------------------------------------------------------------------------
 Liabilities in Excess of Other Liabilities                                   (0.4)    (3,529,291)
                                                                       --------------------------
 Net Assets                                                                  100.0%  $973,462,632
                                                                       ==========================

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $263,432,500 or 27.06% of the Fund's net assets as of June 30, 2000.
2. Identifies issues considered to be illiquid or restricted--See Note 6 of Notes to Financial Statements.
3. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
4. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.
5. Non-income-producing security.
6. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2000. The aggregate fair value of securities of affiliated companies held by the Fund as of June 30, 2000 amounts to $3,198,000. Transactions during the period in which the issuer was an affiliate are as follows:




                                              Shares        Gross          Gross           Shares
                                   December 31, 1999    Additions     Reductions    June 30, 2000
-------------------------------------------------------------------------------------------------

 Danskin, Inc.                             3,408,210           --        417,500        2,990,710
-------------------------------------------------------------------------------------------------
 Danskin, Inc., Restricted
 Common Shares                               289,251    1,725,868             --        2,015,119
-------------------------------------------------------------------------------------------------
 Danskin, Inc., $88.2722 Cv., Series D
 (cv. into 1,471,203 restricted
 common shares)                                   88           --             88               --
-------------------------------------------------------------------------------------------------
 Danskin, Inc. Wts., Exp. 10/8/04            367,801           --             --          367,801
-------------------------------------------------------------------------------------------------
 Portion of Danskin, Inc. Promissory Nt.,
 to be used to purchase 53,309 shares of
 restricted common stock in rights offering       --           --             --               --
 ------------------------------------------------------------------------------------------------
 Hudson Hotels Corp.                              --    1,666,667             --        1,666,667

See accompanying Notes to Financial Statements.


16 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited


June 30, 2000
=================================================================================================
 Assets

 Investments, at value (including repurchase agreements of $102,228,000)--
 see accompanying statement:
 Unaffiliated companies (cost $934,981,391)                                         $ 973,793,923
 Affiliated companies (cost $6,162,888)                                                 3,198,000
-------------------------------------------------------------------------------------------------
 Cash                                                                                   1,965,959
-------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest and dividends                                                                 7,772,185
 Investments sold                                                                       5,006,855
 Shares of beneficial interest sold                                                     2,558,779
 Other                                                                                     56,799
                                                                                     ------------
 Total assets                                                                         994,352,500

=================================================================================================
 Liabilities

 Payables and other liabilities:
 Investments purchased                                                                 14,880,674
 Dividends                                                                              2,941,628
 Shares of beneficial interest redeemed                                                 1,726,005
 Distribution and service plan fees                                                       672,713
 Transfer and shareholder servicing agent fees                                            144,344
 Trustees' compensation                                                                    86,263
 Other                                                                                    438,237
                                                                                     ------------
 Total liabilities                                                                     20,889,864


=================================================================================================
 Net Assets                                                                          $973,462,636
                                                                                     ============

=================================================================================================
 Composition of Net Assets
 Paid-in capital                                                                    $ 840,983,676
-------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                    1,715,740
-------------------------------------------------------------------------------------------------
 Accumulated net realized gain on investment transactions                              94,915,576
-------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                            35,847,644
                                                                                     ------------
 Net Assets                                                                          $973,462,636
                                                                                     ============

17 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued

=================================================================================================
 Net Asset Value Per Share
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $230,764,682 and 13,921,714 shares of beneficial interest outstanding)                    $16.58
 Maximum offering price per share (net asset value plus sales charge of 5.75% of
 offering price)                                                                           $17.59
-------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $427,898,862
 and 25,776,187 shares of beneficial interest outstanding)                                 $16.60
-------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $98,482,993
 and 5,944,589 shares of beneficial interest outstanding)                                  $16.57
-------------------------------------------------------------------------------------------------
 Class M Shares:
 Net asset value, redemption price and offering price per share (based on net assets of $216,316,099 and 13,057,038 shares of beneficial
 interest outstanding)                                                                     $16.57
 Maximum offering price per share (net asset value plus
 sales charge of 3.25% of offering price)                                                  $17.13



See accompanying Notes to Financial Statements.


18 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENT OF OPERATIONS  Unaudited


For the Six Months Ended June 30, 2000
==================================================================================
 Investment Income
 Interest                                                             $ 18,376,927
----------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $13,781)                 7,561,159
                                                                      ------------
 Total income                                                           25,938,086


==================================================================================
 Expenses

 Management fees                                                         2,243,841
----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                   280,884
 Class B                                                                 2,126,393
 Class C                                                                   476,305
 Class M                                                                   838,781
----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                   133,328
 Class B                                                                   280,871
 Class C                                                                    60,912
 Class M                                                                   138,123
----------------------------------------------------------------------------------
 Accounting service fee                                                    146,836
----------------------------------------------------------------------------------
 Custodian fees and expenses                                                32,781
----------------------------------------------------------------------------------
 Trustees' compensation                                                     20,071
----------------------------------------------------------------------------------
 Other                                                                     277,252
                                                                      ------------
 Total expenses                                                          7,056,378
 Less expenses paid indirectly                                             (26,297)
                                                                      ------------
 Net expenses                                                            7,030,081


==================================================================================
 Net Investment Income                                                  18,908,005

==================================================================================
 Realized and Unrealized Gain (Loss)

 Net realized gain on:
 Investments:
 Unaffiliated companies (including premiums on options exercised)       96,414,397
 Affiliated companies                                                     (326,440)
 Closing and expiration of option contracts written                        401,387
                                                                      ------------
 Net realized gain                                                      96,489,344


----------------------------------------------------------------------------------
 Net change in unrealized depreciation on investments                  (83,905,896)
                                                                      ------------
 Net realized and unrealized gain                                       12,583,448


==================================================================================
 Net Increase in Net Assets Resulting from Operations                 $ 31,491,453
                                                                      ============





See accompanying Notes to Financial Statements.


19 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS



                                                         Six Months           Year
                                                              Ended          Ended
                                                      June 30, 2000   December 31,
                                                        (Unaudited)           1999
==================================================================================
 Operations

 Net investment income                                $  18,908,005 $   38,292,215
----------------------------------------------------------------------------------
 Net realized gain                                       96,489,344     70,071,773
----------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)   (83,905,896)    86,533,925
                                                       ---------------------------
 Net increase in net assets resulting from operations    31,491,453    194,897,913

==================================================================================
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                 (5,031,675)    (9,741,207)
 Class B                                                 (7,700,359)   (15,529,379)
 Class C                                                 (1,728,466)    (3,532,239)
 Class M                                                 (4,334,157)    (9,489,390)
-----------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                                         --    (14,347,902)
 Class B                                                         --    (28,098,374)
 Class C                                                         --     (6,147,578)
 Class M                                                         --    (15,305,909)

==================================================================================
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                  7,393,864    (21,379,419)
 Class B                                                 (9,106,206)   (54,697,711)
 Class C                                                  2,825,552    (23,083,766)
 Class M                                                (20,763,803)   (52,420,296)

==================================================================================
 Net Assets

 Total decrease                                          (6,953,797)   (58,875,257)
----------------------------------------------------------------------------------
 Beginning of period                                    980,416,433  1,039,291,690
                                                       ---------------------------
 End of period (including undistributed net investment
 income of $1,715,740 and $1,602,392, respectively)    $973,462,636  $ 980,416,433
                                                       ===========================




See accompanying Notes to Financial Statements.


20 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS



                                            Six Months                                             Year
                                                 Ended                                            Ended
                                         June 30, 2000                                          Dec. 31,
 Class A                                   (Unaudited)     1999      1998      1997   1996(1)    1995(2)
========================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period          $16.36    $14.84    $15.32    $14.27    $13.96    $13.11
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                            .37       .70       .70       .71(3)    .73(3)    .54(3)
 Net realized and unrealized gain (loss)          .22      2.66      (.08)     1.93(3)    .65(3)   1.48(3)
                                               --------------------------------------------------------
 Total income from investment operations          .59      3.36       .62      2.64      1.38      2.02
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income            (.37)     (.70)     (.70)     (.72)     (.72)     (.68)
 Distributions from net realized gain              --     (1.14)     (.40)     (.87)     (.35)     (.49)
                                               --------------------------------------------------------

 Total dividends and/or distributions
 to shareholders                                 (.37)    (1.84)    (1.10)    (1.59)    (1.07)    (1.17)
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $16.58    $16.36    $14.84    $15.32    $14.27    $13.96
                                               ========================================================


=======================================================================================================
 Total Return, at Net Asset Value(4)             3.57%    23.37%     4.08%   18.77%     10.13%    15.54%

=======================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)    $230,765  $220,671  $221,693 $192,212    $93,578    $2,502
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $225,987  $207,008  $220,423 $145,929    $41,617    $1,799
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(5)
 Net investment income                           4.42%     4.55%     4.55%    4.58%      5.11%     5.63%
 Expenses                                        0.92%     0.95%     0.93%(6) 0.95%(6)   0.98%(6)  1.05%(6)
 Expenses, net of interest(7)                     N/A       N/A      0.93%(6) 0.95%(6)   0.97%(6)  1.01%(6)
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           76%       95%       90%      79%        53%       58%



1. On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. For the period from May 1, 1995 (inception of offering) to December 31, 1995.
3. Per share information has been determined based on average shares outstanding for the period.
4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
5. Annualized for periods of less than one full year.
6. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
7. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.

See accompanying Notes to Financial Statements.

21 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS  Continued



                                            Six Months                                             Year
                                                 Ended                                            Ended
                                         June 30, 2000                                          Dec. 31,
 Class B                                   (Unaudited)     1999      1998      1997   1996(1)    1995(2)
========================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period          $16.38    $14.87    $15.35    $14.29    $13.98    $13.11
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                            .31       .59       .58       .59(3)    .62(3)    .45(3)
 Net realized and unrealized gain (loss)          .21      2.65      (.08)     1.94(3)    .65(3)   1.51(3)
                                               --------------------------------------------------------
 Total income from investment operations          .52      3.24       .50      2.53      1.27      1.96
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income            (.30)     (.59)     (.58)     (.60)     (.61)     (.60)
 Distributions from net realized gain              --     (1.14)     (.40)     (.87)     (.35)     (.49)
                                               --------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                 (.30)    (1.73)     (.98)    (1.47)     (.96)    (1.09)
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $16.60    $16.38    $14.87    $15.35    $14.29    $13.98
                                               ========================================================


=======================================================================================================
 Total Return, at Net Asset Value(4)             3.18%    22.35%     3.30%    17.93%     9.28%    15.09%

=======================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)    $427,899  $431,370  $445,544  $383,755  $211,176   $34,465
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $427,577  $414,611  $441,677  $296,426  $113,784   $15,184
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(5)
 Net investment income                           3.66%     3.79%     3.79%     3.80%     4.31%     4.82%
 Expenses                                        1.68%     1.71%     1.69%(6)  1.72%(6)  1.75%(6)  1.69%(6)
 Expenses, net of interest(7)                     N/A       N/A      1.69%(6)  1.72%(6)  1.75%(6)  1.64%(6)
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           76%       95%       90%       79%       53%       58%



1. On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. For the period from May 1, 1995 (inception of offering) to December 31, 1995.
3. Per share information has been determined based on average shares outstanding for the period.
4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
5. Annualized for periods of less than one full year.
6. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
7. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.


See accompanying Notes to Financial Statements.

22 | OPPENHEIMER CONVERTIBLE SECURITIES FUND



                                            Six Months                                      Year
                                                 Ended                                     Ended
                                         June 30, 2000                                  Dec. 31,
 Class C                                   (Unaudited)     1999      1998      1997    1996(1,2)
================================================================================================

 Per Share Operating Data

 Net asset value, beginning of period          $16.35    $14.84    $15.32    $14.27    $14.03
------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                            .30       .59       .58       .59(3)    .50(3)
 Net realized and unrealized gain (loss)          .22      2.65      (.08)     1.93(3)    .59(3)
                                               -------------------------------------------------
 Total income from investment operations          .52      3.24       .50      2.52      1.09
------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income            (.30)     (.59)     (.58)     (.60)     (.50)
 Distributions from net realized gain              --     (1.14)     (.40)     (.87)     (.35)
                                               -------------------------------------------------

 Total dividends and/or distributions
 to shareholders                                 (.30)    (1.73)     (.98)    (1.47)     (.85)
------------------------------------------------------------------------------------------------
 Net asset value, end of period                $16.57    $16.35    $14.84    $15.32    $14.27
                                               =================================================

================================================================================================
 Total Return, at Net Asset Value(4)             3.18%    22.41%     3.32%    17.88%     7.74%

================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)     $98,483   $94,352  $108,339   $85,397   $38,312
------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $95,803   $94,329  $105,974   $62,343   $18,550
------------------------------------------------------------------------------------------------
 Ratios to average net assets:(5)
 Net investment income                           3.66%     3.80%     3.81%     3.82%     4.32%
 Expenses                                        1.68%     1.70%     1.68%(6)  1.70%(6)  1.68%(6)
 Expenses, net of interest(7)                     N/A       N/A      1.68%(6)  1.70%(6)  1.67%(6)
----------------------------------------------------------------------------------------------
 Portfolio turnover rate                           76%       95%       90%       79%       53%


1. On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. For the period from March 11, 1996 (inception of offering) to December 31, 1996.
3. Per share information has been determined based on average shares outstanding for the period.
4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
5. Annualized for periods of less than one full year.
6. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
7. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.


See accompanying Notes to Financial Statements.


23 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS  Continued




                                            Six Months                                             Year
                                                 Ended                                            Ended
                                         June 30, 2000                                          Dec. 31,
 Class M                                   (Unaudited)     1999      1998      1997   1996(1)       1995
========================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period          $16.35    $14.84    $15.32    $14.27    $13.96    $12.20
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                            .36       .63       .62       .62(2)    .65(2)    .70(2)
 Net realized and unrealized gain (loss)          .19      2.65      (.08)     1.94(2)    .66(2)   2.42(2)
                                               --------------------------------------------------------
 Total income from investment operations          .55      3.28       .54      2.56      1.31      3.12
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income            (.33)     (.63)     (.62)     (.64)     (.65)     (.87)
 Distributions from net realized gain              --     (1.14)     (.40)     (.87)     (.35)     (.49)
                                               --------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                 (.33)    (1.77)    (1.02)    (1.51)    (1.00)    (1.36)
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $16.57    $16.35    $14.84    $15.32    $14.27    $13.96
                                               ========================================================

=======================================================================================================
 Total Return, at Net Asset Value(3)             3.31%    22.74%     3.58%    18.19%     9.58%    26.00%

=======================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)    $216,316  $234,023  $263,716  $297,292  $274,043  $239,341
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $224,797  $235,419  $288,953  $285,621  $264,936  $181,719
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment income                           3.91%    4.06%      4.02%     4.05%     4.59%     5.12%
 Expenses                                        1.43%    1.45%      1.43%(5)  1.46%(5)  1.58%(5)  1.58%(5)
 Expenses, net of interest(6)                     N/A      N/A       1.43%(5)  1.46%(5)  1.55%(5)  1.56%(5)
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           76%      95%        90%       79%       53%       58%



1. On January 4, 1996, OppenheimerFunds, Inc. became the investment advisor to the Fund.
2. Per share information has been determined based on average shares outstanding for the period.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
6. During the periods shown above, the Fund's interest expense was substantially offset by the incremental interest income generated on bonds purchased with borrowed funds.


See accompanying Notes to Financial Statements.


24 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited


================================================================================
1. Significant Accounting Policies
Oppenheimer Convertible Securities Fund (the Fund), a portfolio of the Bond Fund Series, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C and Class M shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class M shares are sold with a reduced front-end sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes
A, B, C and M have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


25 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

================================================================================
1. Significant Accounting Policies Continued
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. During 1995, the Fund acquired all of the assets and liabilities of another investment company which did not distribute its net investment income or realized gains and was taxed as a C corporation. Accordingly, an accrued tax liability was assumed by the Fund on the date of the acquisition. As of December 31, 1999, the remaining accrued tax liability for net unrealized gains on investments at the time of the acquisition was $531,724.
--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended June 30, 2000, a provision of $2,785 was made for the Fund's projected benefit obligations, resulting in an accumulated liability of $79,593 as of June 30, 2000.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.


26 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


27 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:



                             Six Months Ended June 30, 2000   Year Ended December 31, 1999
                                     Shares          Amount         Shares          Amount
------------------------------------------------------------------------------------------
 Class A
 Sold                             2,515,699   $  42,002,318      1,839,242   $ 28,451,586
 Dividends and/or
 distributions reinvested           243,065       4,092,180      1,245,687     19,795,587
 Redeemed                        (2,327,126)    (38,700,634)    (4,530,563)   (69,626,592)
                                ---------------------------------------------------------
 Net increase (decrease)            431,638   $   7,393,864     (1,445,634)  $(21,379,419)
                                =========================================================

------------------------------------------------------------------------------------------
 Class B
 Sold                             1,827,494   $  30,326,878      2,027,260   $ 31,242,213
 Dividends and/or
 distributions reinvested           334,924       5,656,630      2,239,180     35,741,741
 Redeemed                        (2,715,702)    (45,089,714)    (7,908,649)  (121,681,665)
                                ---------------------------------------------------------
 Net decrease                      (553,284)  $  (9,106,206)    (3,642,209)  $(54,697,711)
                                =========================================================

------------------------------------------------------------------------------------------
 Class C
 Sold                               805,644   $  13,290,653        666,790   $ 10,271,657
 Dividends and/or
 distributions reinvested            73,825       1,244,491        499,994      7,958,464
 Redeemed                          (706,020)    (11,709,592)    (2,698,276)   (41,313,887)
                                ---------------------------------------------------------
 Net increase (decrease)            173,449   $   2,825,552     (1,531,492)  $(23,083,766)
                                =========================================================

------------------------------------------------------------------------------------------
 Class M
 Sold                               195,809   $   3,235,784        253,587   $  3,881,769
 Dividends and/or
 distributions reinvested           186,080       3,136,609      1,228,639     19,534,574
 Redeemed                        (1,638,231)    (27,136,196)    (4,938,225)   (75,836,639)
                                ---------------------------------------------------------
 Net decrease                    (1,256,342)   $(20,763,803)    (3,455,999)  $(52,420,296)
                                =========================================================


================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2000, were $670,472,565 and $706,255,263, respectively.

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.625% on the first $50 million of average net assets of the Fund, 0.50% of the next $250 million and 0.4375% of average annual net assets over $300 million. The Fund's management fee for six months ended June 30, 2000 was an annualized rate of 0.46%, before any waiver by the Manager if applicable.


28 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

--------------------------------------------------------------------------------
Accounting Fees. Accounting fees paid to the Manager were in accordance with the accounting services agreement with the Fund which provides for an annual fee of $12,000 for the first $30 million of net assets and $9,000 for each additional $30 million of net assets.

--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
Manager, acts as the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. The Fund pays an annual maintenance fee for each Fund shareholder account and reimburses OFS for its out-of-pocket expenses. During the six months ended ended June 30, 2000, the Fund paid OFS $644,324.

--------------------------------------------------------------------------------
Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.



                    Aggregate        Class A  Commissions     Commissions     Commissions      Aggregate         Class M
                    Front-End      Front-End   on Class A      on Class B      on Class C      Front-End       Front-End
Six             Sales Charges  Sales Charges       Shares          Shares          Shares  Sales Charges   Sales Charges
Months             on Class A    Retained by  Advanced by     Advanced by     Advanced by     on Class M     Retained by
Ended                  Shares    Distributor  Distributor(1)  Distributor(1)  Distributor(1)      Shares     Distributor
------------------------------------------------------------------------------------------------------------------------
June 30, 2000        $306,222        $88,180      $34,460        $831,219       $101,949         $57,950         $8,672


1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class M shares from its own resources at the time of sale.



                                  Class A                  Class B                  Class C                  Class M
 Six                  Contingent Deferred      Contingent Deferred      Contingent Deferred      Contingent Deferred
 Months                     Sales Charges            Sales Charges            Sales Charges            Sales Charges
 Ended            Retained by Distributor  Retained by Distributor  Retained by Distributor  Retained by Distributor
--------------------------------------------------------------------------------------------------------------------
June 30, 2000                     $4,099                 $653,677                   $5,647                      $--



The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

--------------------------------------------------------------------------------
Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended June 30, 2000, payments under the Class A plan totaled $280,884, all of which were paid by the Distributor to recipients, and included $25,165 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.


29 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

================================================================================
4. Fees and Other Transactions with Affiliates  Continued
Class B, Class C and Class M Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class M plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
    The Distributor retains the asset-based sales charge on Class B and Class M shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
    The Distributor's actual expenses in selling Class B, Class C and Class M shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended June 30, 2000, were as follows:


                                                       Distributor's   Distributor's
                                                           Aggregate    Unreimbursed
                                                        Unreimbursed   Expenses as %
                    Total Payments   Amount Retained        Expenses   of Net Assets
                        Under Plan    by Distributor      Under Plan        of Class
------------------------------------------------------------------------------------
 Class B Plan           $2,126,393        $1,778,809      $8,503,564           1.99%
 Class C Plan              476,305            35,027       1,344,553           1.37
 Class M Plan              838,781           286,581              --             --

30 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

================================================================================
5. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
    Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended June 30, 2000 was as follows:



                                                                      Call Options
                                                         -------------------------
                                                          Number of      Amount of
                                                            Options       Premiums
-----------------------------------------------------------------------------------
 Options outstanding as of
 December 31, 1999                                            1,900      $ 871,787
 Options written                                              1,400        470,400
 Options closed or expired                                   (1,900)      (871,787)
 Options exercised                                           (1,400)      (470,400)
                                                         -------------------------
 Options outstanding as of
 June 30, 2000                                                   --      $     --
                                                         =========================

31 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

================================================================================
6. Illiquid or Restricted Securities
As of June 30, 2000, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of June 30, 2000 was $15,297,864, which represents 1.57% of the Fund's net assets, of which $11,207,148 is considered restricted. Information concerning restricted securities is as follows:


                                                                                       Valuation
                                                                                  Per Unit as of
 Security                                   Acquisition Date   Cost Per Unit       June 30, 2000
------------------------------------------------------------------------------------------------
 Bonds
 Deutsche Bank AG/AT&T Linked Nts.,                10/29/97          100.00%              114.75%
 3.10%, 11/5/02

 Stocks and Warrants
 Danskin, Inc.:
 Portion of Promissary Note to be used to
 purchase 53,309 shares of restricted common
 stock in rights offering                           8/14/95           $0.30                $0.30
 Restricted Common Shares                           8/14/95            0.30                 0.26
 Wts., Exp. 10/8/04                                 8/14/95              --                 0.04
------------------------------------------------------------------------------------------------
 Hudson Hotels Corp.                                4/14/00            1.19                 0.84
------------------------------------------------------------------------------------------------
 Learn2.com, Inc.                                    5/5/98              --                 1.97
------------------------------------------------------------------------------------------------
 Submicron Systems Corp. Wts.,
 Exp. 1/15/01                                      12/11/98              --                 0.01



================================================================================
7. Bank Borrowings
The Fund may borrow up to a certain percentage of its total assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $100 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.625%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.
    The Fund had no borrowings outstanding for the six months ended
June 30, 2000.


32 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

OPPENHEIMER CONVERTIBLE SECURITIES FUND


A Series of Bond Fund Series
==========================================================================================
Officers and Trustees        Bridget A. Macaskill, Trustee, President and
                               Chairman of the Board
                             John Cannon, Trustee
                             Paul Y. Clinton, Trustee
                             Thomas W. Courtney, Trustee
                             Robert G. Galli, Trustee
                             Lacy B. Herrmann, Trustee
                             George Loft, Trustee
                             Edward Everett, Vice President
                             Michael S. Rosen, Vice President
                             Andrew J. Donohue, Secretary
                             Brian W. Wixted, Treasurer
                             Robert J. Bishop, Assistant Treasurer
                             Adele A. Campbell, Assistant Treasurer
                             Scott T. Farrar, Assistant Treasurer
                             Robert G. Zack, Assistant Secretary

==========================================================================================
 Investment Advisor          OppenheimerFunds, Inc.


==========================================================================================
 Distributor                 OppenheimerFunds Distributor, Inc.


==========================================================================================
 Transfer and Shareholder    OppenheimerFunds Services
 Servicing Agent


==========================================================================================
 Custodian of                The Bank of New York
 Portfolio Securities


==========================================================================================
 Independent Auditors        KPMG LLP


==========================================================================================
 Legal Counsel               Mayer, Brown & Platt

                             The financial statements included herein have been
                             taken from the records of the Fund without
                             examination of those records by the independent auditors.

                             This is a copy of a report to shareholders of Oppenheimer
                             Convertible Securities Fund. This report must be
                             preceded or accompanied by a Prospectus of Oppenheimer
                             Convertible Securities Fund. For material information
                             concerning the Fund, see the Prospectus.

                             Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not
                             insured by the FDIC or any other agency, and involve
                             investment risks, including the possible loss of the principal amount invested.

                             Oppenheimer funds are distributed by OppenheimerFunds
                             Distributor, Inc. Two World Trade Center, New York, NY 10048-0203


                            (C)Copyright 2000 OppenheimerFunds, Inc. All rights reserved.


33 | OPPENHEIMER CONVERTIBLE SECURITIES FUND

INFORMATION AND SERVICES

As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website--we're here to help.

--------------------------------------------------------------------------------
Internet
24-hr access to account information and transactions(1) www.oppenheimerfunds.com

--------------------------------------------------------------------------------
General Information
Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
1.800.525.7048

--------------------------------------------------------------------------------
Telephone Transactions
Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
1.800.852.8457

--------------------------------------------------------------------------------
PhoneLink
24-hr automated information and automated transactions
1.800.533.3310

--------------------------------------------------------------------------------
Telecommunications Device for the Deaf (TDD)
Mon-Fri 9am-6:30pm ET
1.800.843.4461

--------------------------------------------------------------------------------
OppenheimerFunds Market Hotline
24 hours a day, timely and insightful messages on the
economy and issues that may affect your investments
1.800.835.3104

--------------------------------------------------------------------------------
Transfer and Shareholder Servicing Agent
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270

--------------------------------------------------------------------------------
Ticker Symbols

Class A: RCVAX  Class B: RCVBX   Class C: RCVCX   Class Y: RCVGX

--------------------------------------------------------------------------------
1. At times this website may be inaccessible or its transaction feature may be unavailable.

                                                   [LOGO]  OppenheimerFunds (R)
                                                               Distributor, Inc.
RS0345.001.0600  August 29, 2000